Share capital, stock options and other stock-based plans (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Six months ended June 30, 2025		Six months ended June 30, 2024
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	524,322	$11.75	478,643	$15.68
Granted	137,151	3.99	169,835	8.56
Exercised	(68,071)	17.48	(83,862)	17.93
Forfeited/expired	(117,296)	11.36	(38,406)	26.07
Outstanding, end of period	476,106	$8.78	526,210	$12.23
Units outstanding and exercisable, end of period	491	$31.07	15,052	$11.41

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units at June 30, 2025 as follows:

June 30, 2025
(CDN $)
Share units:
Outstanding	$2,578
Exercisable	15
Exercised	285

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$—	$36	$—	$77
Research and development	15	53	28	163
General and administrative	433	945	680	1,144
Sales and marketing	3	49	28	108
	$451	$1,083	$736	$1,492